Share capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share capital
12	Share capital

Authorized

Unlimited number of common shares and preferred shares, issuable in series, all without par value.

	Number of
	common shares	Amount
		$
Issued and outstanding
Balance – December 31, 2016	36,817,328	58,154
Issued for cash consideration, net of issuance costs	2,403,846	8,803
Stock options exercised	316,538	1,265
Warrants exercised	782,229	1,891
Balance – December 31, 2017	40,319,941	70,113
Issued for cash, net of issuance costs	2,246,094	12,895
Stock options exercised	480,754	1,444
DSUs redeemed	29,713	220
Warrants exercised	2,029,899	5,480
Balance – December 31, 2018	45,106,401	90,152

As at December 30, 2018, a total of 1,890,539 shares (December 31, 2017 - 3,771,968) are reserved to meet outstanding stock options, warrants and deferred share units.

On February 15, 2018, the Corporation completed a bought deal public offering of 2,246,094 common shares at a price of $6.40 per common share, for aggregate proceeds of $14,375. Total costs associated with the offering were $1,480, including cash costs for commissions of $863, professional fees and regulatory costs of $285, and 134,766 compensation warrants issued as commissions to the agents valued at $332. Each compensation warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $6.53 for a period of 24 months, expiring on February 15, 2020.

On June 21, 2017, the Corporation completed a bought deal public offering of 2,403,846 common shares at a price of $4.16 per common share, for aggregate proceeds of $10,000. Total costs associated with the offering were $1,197, including cash costs for commissions of $600, professional fees and regulatory costs of $391, and 144,231 compensation warrants issued as commissions to the agents valued at $208. Each compensation warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $4.22 for a period of 24 months, expiring on June 21, 2019.

The per share amounts disclosed above reflect the retrospective application of the share consolidation completed May 2, 2018 (see note 22).